Debt - Narrative (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
6.875% senior secured notes due November 1, 2027 | Senior Notes
Debt Instrument [Line Items]
Aggregate principal amount		$ 485,000,000	$ 485,000,000.0
Interest rate (as a percentage)		6.875%
6.875% senior secured notes due November 1, 2027 | Senior Notes | Change of Control
Debt Instrument [Line Items]
Redemption price, proportion of principal amount (as a percent)		101.00%
Amended and Restated ABL Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 125,000,000.0
Accordion feature increase limit up to	$ 155,000,000.0
Borrowings outstanding		$ 0
Availability under the facility, net of letters of credit issued		117,100,000
Springing maturity, period prior to any date on which domestic pension contributions in an amount in excess of threshold are required to be paid	91 days
Springing maturity, date on which pension contributions to pension funds in the United States are required to be paid, threshold excess amount	$ 100,000,000
Springing maturity, conditions, minimum liquidity	130,000,000
Amended and Restated ABL Credit Facility | Letters of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 40,000,000
Letters of credit outstanding		$ 0
Amended and Restated ABL Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Requirement to maintain minimum fixed charge coverage ratio (as a percent)	10.00%
Requirement to maintain fixed charge coverage ratio, availability threshold	$ 12,500,000
Amount of aggregate default under other debt that would trigger event of default	$ 50,000,000.0